Taxes on Income (Details) - Schedule of reconciliation of theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of theoretical tax expense [Abstract]
Income before taxes on income, as reported in the statements of operations	$ 6,883	$ 5,842	$ 5,523
Theoretical tax expense	1,583	1,344	1,270
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(739)	(796)	(651)
Theoretical tax expense net of tax benefits	844	548	619
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	38	52	44
Taxes on income previous years	169
Changes in valuation allowance	(127)	(152)	(212)
Other	12	11	7
Taxes on income for the reported years:	936	459	458
* As follows:
Taxable in Israel	4,936	5,135	4,039
Taxable outside Israel	1,947	707	1,484
Total	$ 6,883	$ 5,842	$ 5,523